Supplemental Cash Flow Information (Details 4) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Trade and other receivables	$ (16,113)	$ 22,056	$ (13,272)
Financial assets	(3,897)	(210)	3,975
Other assets	(13,183)	371	12,848
Trade and other payables	1,685	(4,695)	6,947
Financial liabilities	(2,125)	(1,026)	(13,748)
Other liabilities	19,691	72,317	51,502
Operating assets and liabilities	$ (13,942)	$ 88,813	$ 48,252